[front cover]
                        J.P. Morgan U.S. Small Company
                      Opportunities Fund - Advisor Series

                             Semi-annual Report
                              November 30, 2000

LETTER TO THE SHAREHOLDERS
--------------------------------------------------------------------------------

January 8, 2001

Dear Shareholder,

    We are pleased to present the inaugural shareholder report for the J.P. Morgan U.S. Small Company Opportunities Fund-Advisor Series. The Fund began operations on September 15, 2000, amid mounting volatility in the U.S. stock market. This was a rough time for investors, and the Fund provided a total return of -33.2% from September 30, 2000 through November 30, 2000.

    The Fund's benchmark, the Russell 2000 Growth Index, and peer group, as measured by the Lipper Small-Cap Core Funds Average, fared somewhat better. The Fund's benchmark had a total return of -24.8% from September 30, 2000 through November 30, 2000, while the Fund's peer group had a total return of -22.50% for the same time period.

    The Fund's net asset value on November 30, 2000 was $6.60 per share, decreasing from its initial net asset value of $10.00 on September 15, 2000. The Fund's net assets were approximately $383,000 on November 30, 2000, while the total net assets of the J.P. Morgan U.S. Small Company Opportunities Portfolio, in which the Fund invests, totaled $484 million.

    This report includes an interview with Marian U. Pardo, The U.S. Small Company Opportunities Portfolio's lead Portfolio manager. Marian discusses the U.S. small cap equity market in detail, and explains the factors that influenced Fund performance during the fiscal period. Marian also provides insight in regard to positioning the Portfolio for the coming months.

    As chairman and president of Asset Management Services, we thank you for investing with J.P. Morgan. Should you have any comments or questions, please contact your Morgan representative, or call J.P. Morgan Funds Services at 800-766-7722.

Sincerely yours,

/signature/                             /signature/

Ramon de Oliveira                       Keith M. Schappert
Chairman of Asset Management Services   President of Asset Management Services
J.P. Morgan & Co. Incorporated          J.P. Morgan & Co. Incorporated

TABLE OF CONTENTS
--------------------------------------------------------------------------------
Letter to the Shareholders                                                    1
Fund Performance                                                              2
Portfolio Manager Q&A                                                         3
Fund Facts & Highlights                                                       5
Financial Statements                                                          6

FUND PERFORMANCE
--------------------------------------------------------------------------------

EXAMINING PERFORMANCE

    One way is to review a fund's average annual total return. This calculation takes the Fund's actual return and shows what would have happened if the Fund had achieved that return by performing at a constant rate each year. Average annual total returns represent the average yearly change of a fund's value over various time periods, typically one, five, and ten years, (or since inception). Total returns for periods of less than one year are not annualized and provide a picture of how a fund has performed over the short-term.

PERFORMANCE

                                                                            AVERAGE ANNUAL
                                                  TOTAL RETURNS              TOTAL RETURNS
                                             ------------------------   -------------------------
                                                  SIX          ONE         THREE         SINCE
                                                 MONTHS        YEAR        YEARS      INCEPTION*
AS OF NOVEMBER 30, 2000
J.P. Morgan U.S. Small Company
   Opportunities Fund - Advisor Series         (14.78)%      (17.53)%      6.99%         9.29%
Russell 2000 Growth Index**                    (18.46)%      (14.02)%      1.94%         3.82%
Lipper Small-Cap Growth Funds Average***        (9.40)%         2.25%     11.14%        12.47%

AS OF SEPTEMBER 30, 2000
J.P. Morgan U.S. Small Company
   Opportunities Fund - Advisor Series          (6.09)%        47.62%     19.46%        24.30%
Russell 2000 Growth Index**                    (11.05)%        29.66%      8.93%        13.55%
Lipper Small-Cap Growth Funds Average***        (4.66)%        56.57%     19.78%        23.97%

* The Fund commenced operations on September 15, 2000. The Fund's returns include historical returns of the J.P. Morgan U.S. Small Company Opportunities Fund, which had a lower expense ratio from June 30, 1997 through September 15, 2000 (inception of the Fund). The J.P. Morgan U.S. Small Company Opportunities-Advisor Series returns from September 15, 2000 through November 30, 2000 was -34%. For the purpose of comparison, the "since inception" returns are calculated from June 30, 1997.

** The Russell 2000 is an unmanaged index used to measure the performance of U.S. small-cap stocks. It does not include fees or operating expenses and is not available for actual investment.

*** Describes the average total return for all funds in the indicated Lipper category, as defined by Lipper Inc., and does not take into account applicable sales charges. Lipper Analytical Services, Inc. is a leading source for mutual fund data.

  Past performance is no guarantee of future results. Fund returns are net of fees, assume the reinvestment of distributions, and reflect reimbursement of certain expenses as described in the prospectus. Had expenses not been subsidized, returns would have been lower.

PORTFOLIO MANAGER Q&A
--------------------------------------------------------------------------------

[photo of Marian U. Pardo]

    Following is an interview with MARIAN U. PARDO, managing director and lead portfolio manager for The Small Company Opportunities Portfolio since its inception. Marian heads Morgan's small company investment team and also manages significant separate account assets for institutional clients. She has been a J.P. Morgan employee since 1968, and joined the Investment Management business in 1980. Marian's portfolio management experience is extensive, and includes: convertible funds, large-cap equity portfolios for individual clients, the Pierpont Equity Fund, and the Large Cap Equity Fund for institutional investors. Marian earned her B.A. from Barnard College. This interview was conducted on December 15, 2000, and reflects Marian's views on that date.

LOOKING BACK OVER THIS REPORTING PERIOD, WHAT WOULD YOU SAY IMPACTED U.S. SMALL COMPANY EQUITIES THE MOST?

    The past six months were marked by incredible market volatility that impacted many companies, large and small, across almost every sector.

    Earlier in this period, it appeared that volatility would be concentrated in sectors that had experienced the greatest upward price movements in late 1999 and early 2000: technology; telecommunications; pharmaceuticals; services and other growth-oriented sectors. Many stocks in these areas were seen as priced to perfection and, as such, were especially vulnerable to negative announcements about profitability and earnings. Investors had little tolerance for disappointments and reacted swiftly, which served to accelerate the tech correction that began in March.

    As we moved through the period, however, market volatility expanded to encompass several sectors, even those that were less growth oriented. And small companies fell victim to negative earnings announcements by their larger brethren, as investors found them guilty by association.

    Beyond this, there was a decided change in investor sentiment during the period as the prospect of slower growth in the U.S. economy next year became more certain. Relatively stable and deeply undervalued old economy value names came back into favor, displacing many of the new economy growth stocks that had driven the market's meteoric rise in 1999 and early 2000.

ON THE ISSUE OF VOLATILITY, DO YOU THINK IT IS HERE TO STAY, AND, IF SO, HOW ARE YOU ADJUSTING IN REGARD TO MANAGING THE PORTFOLIO?

    In our view volatility will likely persist for some time yet to come. However, there are some catalysts that could help rein it in. More certainty on the poli- tical front, as the new presidential administration takes office, and Federal Reserve easing in response to slowing economic growth may help stabilize markets.

    It's best to keep in mind that volatility is not necessarily bad. When high quality names are beaten down unfairly, we are provided with opportunities to add to long-term positions at attractive prices. By the same token, very good stocks in the portfolio may be depressed from time to time by volatile price swings that are beyond anyone's ability to control.

    We cope with volatility by maintaining our focus on finding the best companies in each sector. Volatility, after all, doesn't change the fact that some companies have sustainable competitive advantages, solid business models, and strong management teams that can execute them. If you can identify these high quality names, you will be rewarded with a well- constructed portfolio that will generate excess returns over time.

    We haven't changed the strategy to specifically address the issue of volatility, and the main reason for this is that our diversified and disciplined approach to stock selection makes sense, regardless of the prevailing market environment.

IN TERMS OF STOCK SELECTION, WHICH EQUITIES WERE AMONG THE BEST PERFORMERS OVER THIS REPORTING PERIOD?

    Human Genome Sciences Inc (HGSI) was one of the top performers for the period. This company is in the business of developing products that predict, prevent, detect, treat and cure disease based on gene science. It benefited from the favorable environment for drug development companies, at a time when its pipeline looks promising. The company has several drugs in Phase II clinical trials: Repifermin, a treatment for venous ulcers; MPIF, a drug that protects bone marrow from chemotherapy; and BlyS, an

PORTFOLIO MANAGER Q&A
--------------------------------------------------------------------------------
                                                                    (Continued)

engineered protein that is the body's primary weapon against infection.
During the period, HGSI also moved up on news that it would collaborate on key projects with two major drug companies, Schering-Plough and SmithKline Beecham.

    IDEC Pharmaceuticals was another winner. IDEC is a drug company that develops treatments for cancer, and for auto-immune and inflammatory diseases. Pharmaceutical stocks as a group had a good year in 2000, and IDEC performed well based on the strength of its drug pipeline. One of the company's main drugs, Rituxan, is a treatment for non-Hodgkin's lymphoma. Sales of Rituxan have been strong and have grown steadily throughout the year. These strong sales led to positive financial results and broker upgrades, which compounded the company's success during the period.

    Alteon Websystems (ATON) was one of the portfolio's best performers during the period. ATON is an Internet infrastructure company that provides networking products for web data centers. In July, the company announced that it would be acquired by Nortel Networks, a leading communications provider. The acquisition, which closed in October, provides Nortel with a way to enhance the web experience of its customers through the intelligent content networking capabilities provided by Alteon's switches, adapters and traffic management software.

WHICH SELECTIONS DETRACTED FROM PERFORMANCE?

    Diamond Technology Partners (DTP) performed poorly. DTP is a management consulting firm that develops digital strategies which leverage the information technology of many corporations. Despite posting positive financial results, increasing its client base, and growing its business overseas, Diamond's stock was still down substantially over this reporting period. It fell victim to the broad sell-off of technology-related stocks and to its own inability to communicate its story to investors.

    Wellman Inc.'s performance had a negative impact on the portfolio during the period. The company, which makes specialty chemicals and polyester products, suffered from increased raw material and energy prices. These twin forces, along with a more competitive textile environment and rising fiber costs, squeezed margins and were a drag on the company's share price.

    Pri Automation was another detractor from performance during the six months ended November 30, 2000. This supplier of semiconductor factory automation systems and equipment announced that it would miss its fiscal fourth quarter earnings and sales forecast. This was due to manufacturing and supply problems with its TurboStocker product, a system that helps chipmakers transport wafers throughout a manufacturing plant. The market's reaction to earnings disappointment was swift. Shares plummeted despite reassurances from management that the demand for the company's products continues to be strong.

OF THE SMALL COMPANY SECTORS, WHICH ARE BEST POSITIONED TO PROSPER IN A SLOWER GROWTH ENVIRONMENT?

    Looking ahead, should the Fed adjust rates downward, we would expect to see financials do well, as they tend to do in a favorable interest rate environment. Elsewhere, we look to sectors that produce "must have" products and services that will be bought regardless of the pace of the economy.

    Premier among these is pharmaceuticals. Drugs that cure health problems will always be in demand, and if people have to make sacrifices elsewhere to purchase them, they usually will. With this in mind, we've been well positioned in pharmaceuticals for some time. We continue to think that there is a good deal of growth potential in the sector, both from established providers and from newer, bio-tech companies.

WHAT IS YOUR OUTLOOK GOING FORWARD, AND HOW ARE YOU POSITIONING THE FUND TO TAKE ADVANTAGE OF IT?

    We look to the first quarter of 2001 as a time when, hopefully, we will have reached the bottom of the downward spiral that has plagued equity markets in recent months. If so, the market will be poised to rally, and we are positioning the portfolio accordingly.

    One area where we feel opportunities exist is the badly bruised tech sector, or, as we have redefined it for our purposes, the hardware, software, and semi-conductor sectors. Each contains interesting stocks of high quality companies that we feel have been overly depressed by the slide in tech this year. As far as sector allocations are concerned, we are overweight the software, pharmaceutical and consumer services sectors, neutral in hardware, and slightly underweight in semi-conductors.

FUND FACTS
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

    J.P. Morgan U.S. Small Company Opportunities Fund-Advisor Series seeks to provide long term capital appreciation from a portfolio of equity securities of small companies. The Fund seeks to outperform the Russell 2000 Growth Index. It is designed for investors who are willing to assume the somewhat higher risk of investing in small companies in order to seek a higher total return over time than might be expected from a portfolio of stocks of large companies.

--------------------------------------------------------------------------------
    Inception Date: 9/15/2000
--------------------------------------------------------------------------------
    Fund Net Assets as of 11/30/2000: $382,660
--------------------------------------------------------------------------------
    Portfolio Net Assets as of 11/30/2000:
      $484,041,415
--------------------------------------------------------------------------------
    Dividend Payable Dates
      (if applicable): 12/20/2000, 6/22/2001
--------------------------------------------------------------------------------
    Capital Gain Payable Dates
      (if applicable): 12/20/2000, 12/21/2001

EXPENSE RATIOS

    The Fund's current annualized expense ratio of 1.25% covers shareholders' expenses for custody, tax reporting, investment advisory, and shareholder services, after reimbursement. The Fund is no-load and does not charge any sales, redemption, or exchange fees. There are no additional charges for buying, selling or safekeeping fund shares, or for wiring redemption proceeds from the Fund.

FUND HIGHLIGHTS
--------------------------------------------------------------------------------

All data as of November 30, 2000

PORTFOLIO ALLOCATION
(As a percentage of total investment securities)

[data from pie chart]

Software & Services               27.3%
Pharmaceuticals                   18.3%
Industrial Cyclical               12.6%
Short-Term Investments             7.9%
Energy                             6.8%
Semiconductors                     5.1%
Health Services & Systems          4.0%
Finance                            4.0%
Retail                             3.2%
Consumer Cyclical                  3.2%
Consumer Stable                    2.3%
Computer Hardware                  1.7%
Telecommunications                 1.4%
Consumer Services                  1.3%
Capital Markets                    0.9%

LARGEST EQUITY HOLDINGS                 % OF TOTAL INVESTMENTS
----------------------------------------------------------------
Gilead Sciences, Inc.                            2.4%
Human Genome Sciences, Inc.                      2.1%
Catalina Marketing Corp.                         1.9%
Vertex Pharmaceuticals, Inc.                     1.8%
Internet Security Systems                        1.8%
Abgenix, Inc.                                    1.7%
IDEC Pharmaceuticals Corp.                       1.7%
CBT Group Public Limited Co. ADR                 1.6%
National-Oilwell, Inc.                           1.6%
Agile Software Corp.                             1.6%

DISTRIBUTED BY FUNDS DISTRIBUTOR, INC. J.P. MORGAN INVESTMENT MANAGEMENT, INC. SERVES AS INVESTMENT ADVISOR. SHARES OF THE FUND ARE NOT INSURED BY THE FDIC, ARE NOT BANK DEPOSITS OR OTHER OBLIGATIONS OF THE FINANCIAL INSTITUION AND ARE NOT GUARANTEED BY THE FINANCIAL INSITUTION. SHARES OF THE FUND ARE SUBJECT TO INVESTMENT RISK, INCLUDING POSSIBLE LOSS OF THE PRINICIPAL INVESTED.

References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell securities. Opinions expressed herein and other Fund data presented are based on current market conditions and are subject to change without notice. The Fund invests in foreign securities which involve special risks including economic and political instability and currency fluctuations; prospective investors should refer to Fund's prospectus for discussion of these risks. The Fund invests through a master portfolio (another Fund with the same objective). Historically, small- company stocks have been more volatile than large company stocks.

CALL J.P. MORGAN FUNDS SERVICES AT (800) 521-5411 FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION ABOUT THE FUND, INCLUDING MANAGEMENT FEES AND OTHER EXPENSES. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

J.P. MORGAN U.S. SMALL COMPANY OPPORTUNITIES FUND - ADVISOR SERIES STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
--------------------------------------------------------------------------------

NOVEMBER 30, 2000

ASSETS
Investment in The U.S. Small Company Opportunities
   Portfolio ("Portfolio"), at value                                  $400,360
Receivable for Expense Reimbursements                                   11,921
                                                                   -------------
TOTAL ASSETS                                                           412,281
                                                                   -------------
LIABILITIES
Accrued Expenses and Other Liabilities                                  29,621
                                                                   -------------
NET ASSETS
Applicable to 57,960 Shares of Beneficial Interest Outstanding
(par value $0.001, unlimited shares authorized)                       $382,660
                                                                   =============
Net Asset Value, Offering and Redemption Price Per Share                 $6.60
                                                                   =============
ANALYSIS OF NET ASSETS
Paid-in Capital                                                       $500,225
Undistributed Net Investment Loss                                        (246)
Accumulated Net Realized Loss on Investment                            (1,248)
Net Unrealized Depreciation on Investment                            (116,071)
                                                                   -------------
NET ASSETS                                                            $382,660
                                                                   =============

6   The Accompanying Notes are an Integral Part of the Financial Statements.

J.P. MORGAN U.S. SMALL COMPANY OPPORTUNITIES FUND - ADVISOR SERIES
STATEMENT OF OPERATIONS (UNAUDITED)
--------------------------------------------------------------------------------

FOR THE PERIOD SEPTEMBER 15, 2000 (COMMENCEMNET OF OPERATIONS)
THROUGH NOVEMBER 30, 2000

INVESTMENT INCOME
INCOME

Allocated Investment Income from Portfolio                               $325
Allocated Portfolio Expenses                                             (318)
                                                                 --------------
   Investment Income                                                        7
                                                                 --------------
FUND EXPENSES
Registration Fees                                                       9,308
Financial and Fund Accounting Services Fee                              6,095
Transfer Agent Fees                                                     4,986
Printing Expenses                                                       3,830
Professional Fees                                                       3,322
Shareholder Servicing Fee                                                 137
Trustees' Fees and Expenses                                               124
Distribution Fee                                                          114
Administrative Services Fee                                                10
Fund Services Fee                                                           1
Miscellaneous                                                           1,735
                                                                 --------------
   Total Fund Expenses                                                 29,662
Less: Reimbursement of Expenses                                      (29,409)
                                                                 --------------
   Net Fund Expenses                                                      253
                                                                 --------------
NET INVESTMENT LOSS                                                     (246)
                                                                 --------------
REALIZED AND UNREALIZED LOSS
NET REALIZED LOSS ON INVESTMENT ALLOCATED FROM PORTFOLIO              (1,248)
                                                                 --------------
NET CHANGE IN UNREALIZED DEPRECIATION ON
   INVESTMENT ALLOCATED FROM PORTFOLIO                              (116,071)
                                                                 --------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS               ($117,565)
                                                                 ==============

The Accompanying Notes are an Integral Part of the Financial Statements.   7

J.P. MORGAN U.S. SMALL COMPANY OPPORTUNITIES FUND - ADVISOR SERIES
STATEMENT OF CHANGES IN NET ASSETS (UNAUDITED)
--------------------------------------------------------------------------------

FOR THE PERIOD SEPTEMBER 15, 2000 (COMMENCEMNET OF OPERATIONS)
THROUGH NOVEMBER 30, 2000

INCREASE IN NET ASSETS                                                  2000
FROM OPERATIONS
Net Investment Loss                                                 $    (246)
Net Realized Loss on Investment Allocated from Portfolio               (1,248)
Net Change in Unrealized Depreciation on Investment
  Allocated from Portfolio                                           (116,071)
                                                                   -------------
     Net Decrease in Net Assets Resulting from Operations            (117,565)
                                                                   -------------
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
Proceeds from Shares of Beneficial Interest Sold                       500,225
                                                                   -------------
      Total Increase in Net Assets                                     382,660
                                                                   -------------
NET ASSETS
Beginning of Period                                                          -
                                                                   -------------
End of Period                                                         $382,660
                                                                   =============
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
Shares of Beneficial Interest Sold                                      57,960
                                                                   =============

8   The Accompanying Notes are an Integral Part of the Financial Statements.

J.P. MORGAN U.S. SMALL COMPANY OPPORTUNITIES FUND - ADVISOR SERIES
FINANCIAL HIGHLIGHTS (UNAUDITED)
--------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT
THE PERIOD IS AS FOLLOWS:

                                                               FOR THE PERIOD
                                                             SEPTEMBER 15, 2000
                                                              (COMMENCEMENT OF
                                                             OPERATIONS) THROUGH
                                                              NOVEMBER 30, 2000
                                                           ---------------------
NET ASSET VALUE PER SHARE, BEGINNING OF PERIOD                     $10.00
                                                           ---------------------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Loss                                              (0.00)(a)
Net Realized and Unrealized Loss on Investment                     (3.40)
                                                           ---------------------
Total From Investment Operations                                   (3.40)
                                                           ---------------------
NET ASSET VALUE PER SHARE, END OF PERIOD                           $6.60
                                                           =====================
RATIOS AND SUPPLEMENTAL DATA
Total Return                                                    (34.00)%(b)
Net Assets, End of Period (in thousands)                            $383
Ratios to Average Net Assets
    Net Expenses                                                  1.25%(c)
    Net Investment Loss                                         (0.01)%(c)
    Expenses without Reimbursement                              1.37%(c)(d)

(a)  Less than $0.005
(b)  Not annualized
(c)  Annualized
(d) Reflects the ratio of expenses without reimbursement to average net assets for the current period adjusted for the effect of rounding due to a relatively low level of assets from inception. The actual ratio of expenses without reimbursement to average net assets for the current period was 65.73%.


The Accompanying Notes are an Integral Part of the Financial Statements.   9

J.P. MORGAN U.S. SMALL COMPANY OPPORTUNITIES FUND - ADVISOR SERIES
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

NOVEMBER 30, 2000

--------------------------------------------------------------------------------
1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    ORGANIZATION--J.P. Morgan U.S. Small Company Opportunities Fund-Advisor Series (the "Fund") is a separate series of J.P. Morgan Funds, a Massachusetts business trust (the "Trust") which was organized on November 4, 1992. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund commenced operations on September 15, 2000.

    The Fund invests all of its investable assets in The J.P. Morgan U.S. Small Company Opportunities Portfolio (the "Portfolio"), a diversified open-end management investment company having the same investment objective as the Fund. The value of such investment included in the Statement of Assets and Liabilities reflects the Fund's proportionate interest in the net assets of the Portfolio (appfoximately 0.1% at November 30, 2000). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

    The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the Fund:

    SECURITY VALUATION--Valuation of securities by the Portfolio is discussed in
Note 1 of the Portfolio's Notes to Financial Statements that are included elsewhere in this report.

    INVESTMENT INCOME--The Fund earns income, net of expenses, daily on its investment in the Portfolio. All net investment income, realized and unrealized gains and losses of the Portfolio is allocated pro-rata among the Fund and other investors in the Portfolio at the time of such determination.

    EXPENSES--Expenses incurred by the Trust with respect to any two or more Funds in the Trust are allocated in proportion to the net assets of each Fund in the Trust, except where allocations of direct expenses to each Fund can otherwise be made fairly.

    INCOME TAX STATUS--It is the Fund's policy to distribute all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under the provisions of the Internal Revenue Code. Accordingly, no provision has been made for federal or state income taxes.

    DISTRIBUTIONS TO SHAREHOLDERS--Distributions to a shareholder are recorded on the ex-dividend date. Distributions from net investment income are declared and paid semi-annually. Distributions from net realized gains, if any, are paid annually.

--------------------------------------------------------------------------------
2. TRANSACTIONS WITH AFFILIATES

    ADMINISTRATIVE SERVICES--The Trust has an Administrative Services Agreement (the "Services Agreement") with Morgan Guaranty Trust Company of New York ("Morgan") under which Morgan is responsible for certain aspects of the administration and operation of the Fund. Under the Services Agreement, the Fund has agreed to pay Morgan a fee equal to its allocable share of an annual complex-wide charge. This charge is calculated based on the aggregate average daily net assets of the Fund and certain other registered investment companies for which J.P. Morgan Investment Management, Inc. ("JPMIM") acts as investment advisor in accordance with the following annual schedule: 0.09% on the first $7 billion of their aggregate average daily net assets and 0.04% of their aggregate average daily net assets in excess of $7 billion less the complex-wide fees payable to Funds Distributor, Inc. The portion of this charge payable by the Fund is determined by the proportionate share that its net assets bear to the net assets of the Trust and certain other investment companies for which Morgan provides similar services.

    Morgan had agreed to reimburse the Fund to the extent the total operating expenses (excluding interest, taxes and extraordinary expenses) of the Fund, including the expenses allocated to the Fund from the Portfolio, exceed 1.25% of the Fund's average daily net assets through September 30, 2001.

    ADMINISTRATION--The Trust has retained Funds Distributor, Inc. ("FDI"), a registered broker-dealer, to serve as the co-administrator and distributor for the Fund. Under a Co-Administration Agreement between FDI and the Trust, FDI provides administrative services necessary for the operations of the Fund, furnishes office space and facilities required for conducting the business of the Portfolio Fund and pays the compensation of the Fund's officers affiliated with FDI. The Fund has agreed to pay FDI fees equal to its allocable share of an annual

J.P. MORGAN U.S. SMALL COMPANY OPPORTUNITIES FUND - ADVISOR SERIES
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------
                                                                    (Continued)
NOVEMBER 30, 2000

--------------------------------------------------------------------------------
2. TRANSACTIONS WITH AFFILIATES (CONTINUED)

complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The portion of this charge payable by the Fund is determined by the proportionate share that its net assets bear to the net assets of the Trust and certain other investment companies for which FDI provides similar services.

    DISTRIBUTION PLAN--The Trust, on behalf of the Fund, has a Distribution Plan with respect to services related to distributing fund shares, which authorizes it to compensate certain financial Institutions, securities dealers, and other industry professionals that have entered into written agreements with the Fund in respect to these services. The agreement provides for the Fund to pay a fee for these services which is computed daily and paid monthly at an annual rate not to exceed 0.25% of the value of the average daily net assets of the Fund. The amount paid to such institutions is based on the daily value of shares owned by their clients.

    SHAREHOLDER SERVICING--The Trust has a Shareholder Servicing Agreement with Morgan under which Morgan provides account administration and personal account maintenance service to Fund shareholders. The agreement provides for the Fund to pay Morgan a fee for these services that is computed daily and paid monthly at an annual rate of 0.25% of the average daily net assets of the Fund.

    SERVICE PLAN--The Trust on behalf of the Fund has a Service Plan with respect to fund shares which authorizes it to compensate Service Organizations for providing account administration and other services to their customers who are beneficial owners of such shares. The Fund will enter into agreements with Service Organizations that purchase shares on behalf of their customers ("Service Agreements"). The Service Agreements provide that the Fund pay Service Organizations a fee which is computed daily and paid monthly at an annual rate of up to 0.25% of the average daily net assets of the Fund with respect to the shares of the Fund attributable to or held in the name of the Service Organization for its customers.

    FUND SERVICES--The Trust has a Fund Services Agreement with Pierpont Group, Inc. ("PGI") to assist the Trustees in exercising their overall supervisory responsibilities for the Trust's affairs. The Trustees of the Trust represent all the existing shareholders of PGI.

    TRUSTEES--Each Trustee receives an aggregate annual fee of $75,000 for serving on the boards of the Trust, the J.P. Morgan Funds, the J.P. Morgan Institutional Funds, and other registered investment companies in which they invest. The Trustees' Fees and Expenses shown in the financial statements represent the Fund's allocated portion of the total Trustees' fees and expenses. The Trust's Chairman and Chief Executive Officer also serves as Chairman of PGI and receives compensation and employee benefits from PGI. There was no allocated portion of such compensation and benefits included in the Fund Services Fee shown on the Statement of Operations.

--------------------------------------------------------------------------------
3. BANK LOANS

    The Fund may borrow money for temporary or emergency purposes, such as funding shareholder redemptions. Effective May 23, 2000, the Fund, along with certain other Funds managed by JPMIM, entered into a $150,000,000 bank line of credit agreement with DeutscheBank. Borrowings under the agreement will bear interest at approximate market rates. A commitment fee is charged at an annual rate of 0.085% on the unused portion of the committed amount.

--------------------------------------------------------------------------------
4. CONCENTRATIONS OF RISK

    From time to time, the Fund may have a concentration of several shareholders holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund.

--------------------------------------------------------------------------------
5. SUBSEQUENT EVENT

    The merger of J.P. Morgan & Co. Incorporated, the former parent company of the Fund's adviser, J.P. Morgan Investment Management, Inc. ("JPMIM"), with and into The Chase Manhattan Corporation was consummated on December 31, 2000. J.P. Morgan Chase & Co. will be the new parent company of JPMIM, which will continue to serve as the Fund's adviser.

THE U.S. SMALL COMPANY OPPORTUNITIES PORTFOLIO
Semi-annual Report November 30, 2000

(The following pages should be read in conjunction with J.P. Morgan U.S. Small Company Opportunities Fund - Advisor Series Semi-annual Financial Statements)

THE U.S. SMALL COMPANY OPPORTUNITIES PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

NOVEMBER 30, 2000

SHARES                                                                          VALUE
--------------------------------------------------------------------------------------------
COMMON STOCKS - 92.1%
CAPITAL MARKETS - 0.9%
SECURITIES & ASSET MANAGEMENT - 0.9%
               208,650  Espeed Inc.(+)                                  $       2,895,019
                72,390  Southwest Securities Group                              1,452,324
                                                                   ---------------------------
                                                                                4,347,343
                                                                   ---------------------------
COMPUTER HARDWARE - 1.7%
COMPUTER HARDWARE & BUSINESS  MACHINES - 1.7%
               288,225  Lexar Media Inc.(+)                                     1,531,195
               252,625  M-Systems Flash Disk Pioneers(+)                        4,626,195
                78,725  Optimal Robotics Corp.(+)                               2,086,213
                                                                   ---------------------------
                                                                                8,243,603
                                                                   ---------------------------
CONSUMER CYCLICAL - 3.2%
APPAREL & TEXTILES - 1.9%
                58,125  Coach, Inc.(+)                                          1,286,016
                51,050  Skechers U.S.A. Inc.(+)                                   628,553
                89,725  Vans, Inc.(+)                                           1,357,091
               467,550  Wellman Incorporated                                    6,078,149
                                                                   ---------------------------
                                                                                9,349,809
                                                                   ---------------------------
HOTELS - 1.1%
               137,450  Anchor Gaming(+)                                        5,188,737
                                                                   ---------------------------
RESTAURANTS - 0.2%
                24,900  California Pizza Kitchen Inc.(+)                          756,338
                                                                   ---------------------------
                                                                               15,294,884
                                                                   ---------------------------
CONSUMER SERVICES - 1.3%
ENTERTAINMENT - 0.6%
               215,950  American Classic Voyages Co.(+)                         2,834,343
                                                                   ---------------------------
LEISURE - 0.4%
               118,725  WMS Industries Inc.(+)                                  2,085,108
                                                                   ---------------------------
MEDIA - 0.3%
               120,825  Insight Communications Co., Inc.(+)                     1,593,380
                                                                   ---------------------------
                                                                                6,512,831
                                                                   ---------------------------
CONSUMER STABLE - 2.3%
ALCOHOL - 1.5%
               146,075  Robert Mondavi Corp. Cl A(+)                            7,239,842
                                                                   ---------------------------
FOOD & BEVERAGE - 0.8%
                96,550  Keebler Foods Co.                                       3,976,653
                                                                   ---------------------------
                                                                               11,216,495
                                                                   ---------------------------
ENERGY - 6.8%
ENERGY RESERVES & PRODUCTION - 2.4%
                64,925  Devon Energy Corp.                                      3,197,556
               246,050  Spinnaker Exploration Co.(+)                            6,397,300
               103,225  Westport Resources Corp.(+)                             1,819,341
                                                                   ---------------------------
                                                                               11,414,197
                                                                   ---------------------------

SHARES                                                                          VALUE
--------------------------------------------------------------------------------------------

OIL SERVICES - 4.4%
               53,925  Cooper Cameron Corp.(+)                          $       2,925,431
              230,150  Core Laboratories N.V.(+)                                4,574,231
              269,725  Global Industries, Ltd.(+)                               2,730,966
              139,000  Global Marine Inc.(+)                                    3,049,313
               46,075  Gulf Island Fabrication, Inc.(+)                           731,441
              238,800  National-Oilwell, Inc.(+)                                7,611,749
                                                                   ---------------------------
                                                                               21,623,131
                                                                   ---------------------------
                                                                               33,037,328
                                                                   ---------------------------
FINANCE - 4.0%
BANKS - 1.1%
                63,675  City National Corp.                                     2,105,255
               137,475  National Commerce Bancorporation                        3,024,450
                                                                   ---------------------------
                                                                                5,129,705
                                                                   ---------------------------
FINANCIAL SERVICES - 2.9%
               286,500  Allied Capital Corp.                                    5,855,343
               188,225  Financial Federal Corp.(+)                              4,376,231
               156,500  Heller Financial, Inc.                                  4,137,469
                                                                   ---------------------------
                                                                               14,369,043
                                                                   ---------------------------
                                                                               19,498,748
                                                                   ---------------------------
HEALTH SERVICES & SYSTEMS - 4.0%
MEDICAL PRODUCTS & SUPPLIES - 1.4%
                20,500  Ciphergen Biosystems Inc.(+)                              225,500
               152,025  Cyberonics, Inc.(+)                                     3,363,553
                52,180  Fresenius Medical Care AG ADR(i)(+)                       865,862
                48,850  Physiometrix, Inc.(+)                                     787,706
                86,575  Staar Surgical Co.(+)                                   1,201,228
                21,575  Wilson Greatbatch Technologies Inc.(+)                    516,452
                                                                   ---------------------------
                                                                                6,960,301
                                                                   ---------------------------
MEDICAL PROVIDERS & SERVICES - 2.6%
                86,075  Accredo Health Inc.(+)                                  3,464,518
               112,600  Charles River Laboratories(+)                           2,406,825
                97,735  Deltagen Inc.(+)                                        1,172,820
               213,650  Hooper Holmes, Inc.                                     2,134,364
               207,300  Omnicare, Inc.                                          3,394,538
                                                                   ---------------------------
                                                                               12,573,065
                                                                   ---------------------------
                                                                               19,533,366
                                                                   ---------------------------
INDUSTRIAL CYCLICAL - 12.6%
CHEMICALS - 4.9%
               228,075  Albemarle Corp.                                         5,031,905
               293,325  GenTek Inc.                                             4,289,878
               241,100  Georgia Gulf Corp.                                      2,998,681
               110,700  Minerals Technologies Inc.                              3,736,125
               125,175  OMP Group, Inc.                                         5,742,403
               309,475  PolyOne Corp.                                           1,721,455
                                                                   ---------------------------
                                                                               23,520,447
                                                                   ---------------------------
ELECTRICAL EQUIPMENT - 6.8%
               225,925  Advanced Fibre Communications, Inc.(+)                  5,845,809
                92,124  Anaren Microwave, Inc.(+)                               3,500,712
               155,250  August Technology Corp.(+)                              1,785,375

The Accompanying Notes are an Integral Part of the Financial Statements.      13

THE U.S. SMALL COMPANY OPPORTUNITIES PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------
                                                                    (Continued)
NOVEMBER 30, 2000

SHARES                                                                          VALUE
--------------------------------------------------------------------------------------------
                27,265  Bruker Daltronics Inc.(+)                      $          494,178
               317,900  C-Cube Microsystems Inc.(+)                             4,808,238
                42,875  Caliper Technologies Corp.(+)                           1,899,898
                47,200  DDi Corp.(+)                                            1,038,400
                54,250  Ditech Communications Corp.(+)                            851,047
               143,300  Meade Corp.(+)                                          1,218,050
                62,400  Molecular Devices Corp.(+)                              3,049,800
                80,450  Oplink Communications Inc.(+)                             633,544
               113,400  Polycom, Inc.(+)                                        3,834,338
                67,650  Transgenomic, Inc.(+)                                     553,884
                54,450  Ulticom Inc.(+)                                         1,721,981
               158,775  Vyyo Inc.(+)                                            1,399,205
                                                                   ---------------------------
                                                                               32,634,459
                                                                   ---------------------------
ENVIRONMENTAL SERVICES - 0.1%
                19,175  Eden Bioscience Corp.(+)                                  668,728
                                                                   ---------------------------
HEAVY ELECTRICAL EQUIPMENT - 0.3%
                90,825  Active Power Inc.(+)                                    1,243,167
                                                                   ---------------------------
INDUSTRIAL PARTS - 0.2%
                56,700  Capstone Turbine Corp.(+)                               1,048,950
                                                                   ---------------------------
INDUSTRIAL SERVICES - 0.3%
                43,675  Universal Compression Holdings Inc.(+)                  1,435,816
                                                                   ---------------------------
                                                                               60,551,567
                                                                   ---------------------------
PHARMACEUTICALS - 18.3%
DRUGS - 18.3%
                38,140  3 Dimensional Pharmaceutical, Inc.(+)                     491,053
               172,200  Abgenix, Inc.(+)                                        8,405,513
                30,700  Adolar Corp.(+)                                           636,545
               259,175  Akorn Inc.(+)                                           1,231,081
                28,195  Arena Pharmaceuticals, Inc.(+)                            549,803
               135,200  Bindley Western Industries Inc.                         4,258,800
                52,400  COR Therapeutics, Inc.(+)                               1,856,925
                98,850  Corixa Corp.(+)                                         3,095,241
                90,675  Diversa Corp.(+)                                        1,756,828
                24,250  Durect Corp.(+)                                           327,375
               124,650  Enzon, Inc.(+)                                          6,957,028
               144,000  Gilead Sciences, Inc.(+)                               11,726,999
               164,900  Human Genome Sciences, Inc.(+)                         10,254,718
                48,275  IDEC Pharmaceuticals Corp.(+)                           8,402,867
                32,150  Immunogen Inc.(+)                                         809,778
                38,600  Inhale Therapeutic Systems Inc.Inc.(+)                  1,486,100
               396,675  Ligand Pharmaceuticals Inc. Cl B(+)                     4,983,230
                23,150  Maxygen Inc.(+)                                           698,841
                68,150  MediChem Life Sciences, Inc.(+)                           340,750
               128,700  Millennium Pharmaceuticals, Inc.(+)                     6,249,994
               103,625  Neurocrine Biosciences Inc.(+)                          3,011,602
                16,950  OSI Pharmaceuticals, Inc.(+)                              951,319
                54,475  POZEN Inc.(+)                                             796,697
               159,900  Vertex Pharmaceuticals, Inc.(+)                         8,934,412
                                                                   ---------------------------
                                                                               88,213,499
                                                                   ---------------------------

SHARES                                                                          VALUE
--------------------------------------------------------------------------------------------

RETAIL - 3.2%
CLOTHING STORES - 1.9%
               169,575  Abercrombie & Fitch Co. Cl A(+)                 $       3,539,878
               267,825  Pacific Sunwear of California, Inc.(+)                  5,959,106
                                                                   ---------------------------
                                                                                9,498,984
                                                                   ---------------------------
 SPECIALTY STORES - 1.3%
               85,200  BJ's Wholesale Club Inc.(+)                              2,859,525
               123,050  Cost Plus, Inc.(+)                                      3,291,588
                                                                   ---------------------------
                                                                                6,151,113
                                                                   ---------------------------
                                                                               15,650,097
                                                                   ---------------------------
SEMICONDUCTORS - 5.1%
SEMICONDUCTOR - 5.1%
                14,775  Alliance Fiber Optics Products Inc.(+)                     84,956
                79,900   AXT, Inc.(+)                                           2,401,994
               225,800  Exar Corp.(+)                                           5,673,224
                28,425  Genesis Microchip Inc.(+)                                 256,269
               119,650  hi/fn, inc.(+)                                          3,926,016
               112,100  Integrated Circuit Systems, Inc.(+)                     1,779,588
                69,025  JNI Corp.(+)                                            2,761,000
                22,850  Lattice Semiconductor Corp.(+)                            379,881
               131,512  Microchip Technology Inc.(+)                            3,074,093
                 3,925  Optical Communications Products, Inc.(+)                   40,231
               366,375  Silicon Image Inc.(+)                                   2,335,641
                 3,775  Silicon Laboratories Inc.(+)                               72,905
                65,525  Transwitch Corp.(+)                                     1,785,556
                                                                   ---------------------------
                                                                               24,571,354
                                                                   ---------------------------
SOFTWARE & SERVICES - 27.3%
COMPUTER SOFTWARE - 13.8%
               162,800  Agile Software Corp.(+)                                 7,511,694
                98,475  Aspen Technology, Inc.(+)                               2,369,555
               240,875  CBT Group Public Ltd. Co. ADR(+)(i)                     7,723,055
               283,050  Certicom Corp.(+)                                       4,670,325
                87,500  Dendrite International, Inc.(+)                         1,482,031
               106,025  Informatica Corp.(+)                                    7,408,497
               117,400  Internet Security Systems(+)                            8,672,924
                90,900  Mercury Interactive Corp.(+)                            6,118,706
               109,925  Metasolv Software Inc.(+)                                 906,881
               278,125  Peregrine Systems, Inc.(+)                              4,519,531
                21,000  Precise Software Solutions Ltd.(+)                        588,000
               137,175  Quest Software Inc.(+)                                  3,703,725
               130,500  Retek Inc.(+)                                           2,724,188
                90,700  SeeBeyond Technology Corp.                                782,288
                91,500  Synquest Inc.(+)                                          614,766
                61,335  Telecommunication Systems Inc.(+)                         509,847
                50,800  U.S. Wireless Corp.(+)                                    260,350
               170,500  Webtrends Corp.(+)                                      4,315,781
               133,300  Witness Systems Inc.(+)                                 1,757,894
                                                                   ---------------------------
                                                                               66,640,038
                                                                   ---------------------------

14     The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. SMALL COMPANY OPPORTUNITIES PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------
                                                                    (Continued)
NOVEMBER 30, 2000

SHARES                                                                          VALUE
--------------------------------------------------------------------------------------------
INFORMATION SERVICES - 7.0%
               232,075  Catalina Marketing Corp.(+)                     $       9,210,476
               152,625  Corillian Corp.(+)                                      1,583,484
               163,725  Diamond Technology Partners Inc.(+)                     5,177,803
                50,425  Exelixis Inc.(+)                                          731,163
               167,600  Getty Images Inc.(+)                                    4,671,850
               117,580  SBA Communications Corp.(+)                             4,379,855
                86,950  Symyx Technologies Inc.(+)                              2,728,056
                46,334  Valassis Communications, Inc.(+)                        1,294,456
               122,250  Wireless Facilities, Inc.(+)                            3,904,359
                                                                   ---------------------------
                                                                               33,681,502
                                                                   ---------------------------
INTERNET - 6.5%
               357,925  Ameritrade Holding Corp. Cl A(+)                        2,952,881
               129,150  Apropos Technology, Inc.(+)                               718,397
                51,500  Clarent Corp.(+)                                          618,000
               129,500  Digitalthink Inc.(+)                                    1,416,406
               104,362  E.piphany, Inc.(+)                                      4,092,947
               140,150  Goamerica Inc.(+)                                         718,269
                30,014  Inet Technologies Inc.(+)                                 930,434
                48,900  internet.com Corp.(+)                                     360,638
                33,500  Interwoven Inc.(+)                                      1,844,594
               161,475  Netegrity Inc.(+)                                       7,458,127
                41,825  Nuance Communications(+)                                1,278,277
               215,475  Saba Software, Inc.(+)                                  2,935,847
                76,275  SafeNet, Inc.(+)                                        2,874,614
               216,810  Tumbleweed Communications Corp.(+)                      3,225,049
                                                                   ---------------------------
                                                                               31,424,480
                                                                   ---------------------------
                                                                              131,746,020
                                                                   ---------------------------
TELECOMMUNICATIONS - 1.4%
TELEPHONE - 1.0%
                29,300  Advanced Switching Communications, Inc.(+)                130,019
               100,450  Dycom Industries, Inc.(+)                               3,754,318
                21,925  FLAG Telecom Holdings Ltd.(+)                             175,400
               145,425  Turnstone Systems Inc.(+)                                 877,095
                                                                   ---------------------------
                                                                                4,936,832
                                                                   ---------------------------
WIRELESS TELECOMMUNICATIONS - 0.4%
                19,400  Boston Communications Group, Inc.(+)                      395,275
                78,625  TeleCorp PCS, Inc. Cl A(+)                              1,484,047
                                                                   ---------------------------
                                                                                1,879,322
                                                                   ---------------------------
                                                                                6,816,154
                                                                   ---------------------------
TOTAL COMMON STOCKS                                                           445,233,289
                                                                   ---------------------------
   (Cost $503,040,526)

SHARES                                                                          VALUE
--------------------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS - 7.9%
INVESTMENT COMPANIES - 7.9%
            38,312,974  J.P. Morgan Institutional Prime Money
                          Market(a)                                      $     38,312,974
                                                                   ---------------------------
   (Cost $38,312,974)
TOTAL INVESTMENT SECURITIES - 100.0%                                         $483,546,263
                                                                   ===========================
   (Cost $541,353,500)

ADR - American Depositary Receipt
(a) Money Market mutual fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management, Inc.
(i) Foreign security
(+) Non-income producing security


The Accompanying Notes are an Integral Part of the Financial Statements.    15

THE U.S. SMALL COMPANY OPPORTUNITIES PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
--------------------------------------------------------------------------------

NOVEMBER 30, 2000

ASSETS
Investments at Value (Cost $541,353,500)                           $483,546,263
Receivable for Investments Sold                                      2,406,414
Dividend and Interest Receivable                                       305,488
Deferred Organization Expense                                            1,874
Prepaid Trustees' Fees and Expenses                                        516
Prepaid Expenses and Other Assets                                          489
                                                                   -------------
TOTAL ASSETS                                                        486,261,044
                                                                   -------------
LIABILITIES
Payable for Investments Purchased                                    1,864,254
Advisory Fee Payable                                                   294,715
Administrative Services Fee Payable                                     11,651
Administration Fee Payable                                                 480
Fund Services Fee Payable                                                  417
Accrued Expenses and Other Liabilities                                  48,112
                                                                   -------------
TOTAL LIABILITIES                                                    2,219,629
                                                                   -------------
NET ASSETS
Applicable to Investors' Beneficial Interests                      $484,041,415
                                                                   =============

16   The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. SMALL COMPANY OPPORTUNITIES PORTFOLIO
STATEMENT OF OPERATIONS (UNAUDITED)
--------------------------------------------------------------------------------

FOR THE SIX MONTHS ENDED NOVEMBER 30, 2000
INVESTMENT INCOME
INCOME

Interest Income                                                   $   1,457,601
Dividend Income                                                         594,267
Dividend Income from Affiliated Investments
  (Includes reimbursement of $37,193 from affiliate)                     42,708
                                                               -------------------
   Investment Income                                                  2,094,576
                                                               -------------------
EXPENSES
Advisory Fee                                                          1,987,465
Custodian Fees and Expenses                                              83,370
Administrative Services Fee                                              79,412
Professional Fee                                                         22,381
Fund Services Fee                                                         4,665
Printing Expenses                                                         3,673
Trustees' Fees and Expenses                                               2,663
Administration Fee                                                        2,013
Amortization of Organization Expenses                                       610
Insurance Expenses                                                          309
                                                               -------------------
   Total Expenses                                                     2,186,561
                                                               -------------------
NET INVESTMENT LOSS                                                    (91,985)
                                                               -------------------
REALIZED AND UNREALIZED GAIN (LOSS)
NET REALIZED GAIN ON INVESTMENT TRANSACTIONS                            129,017
                                                               -------------------
NET CHANGE IN UNREALIZED DEPRECIATION ON INVESTMENTS               (88,948,263)
                                                               -------------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS              $(88,911,231)
                                                               ===================

The Accompanying Notes are an Integral Part of the Financial Statements.   17

THE U.S. SMALL COMPANY OPPORTUNITIES PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

FOR THE SIX MONTHS ENDED NOVEMBER 30, 2000 (UNAUDITED)
AND THE YEAR ENDED MAY 31, 2000

INCREASE (DECREASE) IN NET ASSETS                           NOVEMBER 30, 2000        MAY 31, 2000
FROM OPERATIONS
Net Investment Loss                                        $       (91,985)       $     (683,853)
Net Realized Gain on Investment Transactions                       129,017             60,819,593
Net Change in Unrealized Appreciation
   (Depreciation) on Investments                               (88,948,263)             8,034,675
                                                           ------------------    ------------------
      Net Increase (Decrease) in Net Assets
         Resulting from Operations                             (88,911,231)            68,170,415
                                                           ------------------    ------------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
Contributions                                                  224,562,962            395,274,370
Withdrawals                                                   (179,429,571)         (220,426,363)
                                                           ------------------    ------------------
   Net Increase from Transactions in
      Investors' Beneficial Interests                           45,133,391            174,848,007
                                                           ------------------    ------------------
   Total Increase (Decrease) in Net Assets                     (43,777,840)           243,018,422
                                                           ------------------    ------------------
NET ASSETS
Beginning of Period                                            527,819,255            284,800,833
                                                           ------------------    ------------------
End of Period                                                 $484,041,415           $527,819,255
                                                           ==================    ==================

SUPPLEMENTARY DATA
                                                                                                 FOR THE PERIOD
                                           FOR THE SIX                                           JUNE 16, 1997
                                           MONTHS ENDED         FOR THE YEARS ENDED MAY 31      (COMMENCEMENT OF
                                         NOVEMBER 30, 2000   -------------------------------   OPERATIONS) THROUGH
                                            (UNAUDITED)        2000               1999            MAY 31, 1998
                                        ---------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
     Net Expenses                            0.63%(a)          0.66%              0.71%              0.84%(a)
     Net Investment Loss                    (0.03)%(a)        (0.14)%            (0.07)%            (0.04)%(a)
     Expenses without Reimbursement          0.63%(a)          0.66%              0.71%             0.84%(a)(c)
Portfolio Turnover                           62%(b)            132%               116%                  73%

(a)  Annualized
(b)  Not annualized
(c)  Reimbursement was less than 0.01%


18   The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. SMALL COMPANY OPPORTUNITIES PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

NOVEMBER 30, 2000

--------------------------------------------------------------------------------
1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    ORGANIZATION--The U.S. Small Company Opportunities Portfolio (the "Portfolio") is one of seven subtrusts (portfolios) comprising The Series Portfolio (the "Series Portfolio"). The Portfolio is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company which was organized as a trust under the laws of the State of New York on June 24, 1994. The Portfolio commenced operations on June 16, 1997. The Portfolio's investment objective is long term capital appreciation from a portfolio of equity securities of small companies. The Declaration of Trust permits the Trustees to issue an unlimited number of beneficial interests in the Portfolio.

    The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the Portfolio:

    SECURITY VALUATIONS--Securities traded on principal securities exchanges are valued at the last reported sales price, or mean of the latest bid and asked prices when no last sales price is available. Securities traded over-the-counter and certain foreign securities are valued at the quoted bid price from a market maker or dealer. When valuations are not readily available, securities are valued at fair value as determined in accordance with procedures adopted by the Trustees. All short-term securities, with a remaining maturity of sixty days or less are valued using the amortized cost method.

    SECURITY TRANSACTIONS--Security transactions are accounted for as of the trade date. Realized gains and losses are determined on the identified cost basis, which is also used for federal tax purposes.

    INVESTMENT INCOME--Dividend income less foreign taxes withheld (if any) is recorded as of the ex-dividend date or as of the time that the relevant ex-dividend and amount becomes known. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

    ORGANIZATION EXPENSES--The Portfolio incurred organization expenses in the amount of $9,000 which have been deferred and are being amortized on a straight-line basis over a period not to exceed five years beginning with the commencement of operations of the Portfolio.

    INCOME TAX STATUS--The Portfolio intends to be treated as a partnership for federal income tax purposes. As such, each investor in the Portfolio will be taxed on its share of the Portfolio's ordinary income and capital gains. It is intended that the Portfolio's assets will be managed in such a way that an investor in the Portfolio will be able to satisfy the provisions of the Internal Revenue Code.

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2. TRANSACTIONS WITH AFFILIATES

    ADVISORY--The Portfolio has an Investment Advisory Agreement with J.P. Morgan Investment Management, Inc. ("JPMIM"), an affiliate of Morgan Guaranty Trust Company of New York ("Morgan") and a wholly owned subsidiary of J.P. Morgan & Co. Incorporated ("J.P. Morgan"). Under the terms of the agreement, the Portfolio pays JPMIM at an annual rate of 0.60% of the Portfolio's average daily net assets.

    The Portfolio may invest in one or more affiliated money market funds: J.P. Morgan Institutional Prime Money Market Fund, J.P. Morgan Institutional Tax Exempt Money Market Fund, J.P. Morgan Institutional Federal Money Market Fund and J.P. Morgan Institutional Treasury Money Market Fund. The Advisor has agreed to reimburse its advisory fee from the Portfolio in an amount to offset any investment advisory, administrative fee and shareholder servicing fees related to a Portfolio investment in an affiliated money market fund. The amount listed on the Statement of Operations as Dividend Income from Affiliated Investment is the amount the Fund earned.

    ADMINISTRATIVE SERVICES--The Portfolio has an Administrative Services Agreement (the "Services Agreement") with Morgan under which Morgan is responsible for certain aspects of the administration and operation of the Portfolio. Under the Services Agreement, the Portfolio has agreed to pay Morgan a fee equal to its allocable share of an annual complex-wide charge. This charge is calculated based on the aggregate average daily net assets of the Portfolio and certain other registered investment companies for which JPMIM acts as investment advisor in accordance with the following annual schedule: 0.09% on the first $7 billion of their aggregate average daily net assets and 0.04% of their aggregate average daily net assets in excess of $7 billion less the complex-wide fees payable to Funds Distributor, Inc. The portion of this charge payable by the Portfolio is determined by the proportionate share that its net assets bear to the net assets of the Trust and certain other investment companies for which Morgan provides similar services.

THE U.S. SMALL COMPANY OPPORTUNITIES PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------
                                                                    (Continued)
NOVEMBER 30, 2000

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2. TRANSACTIONS WITH AFFILIATES (CONTINUED)

    ADMINISTRATION--The Portfolio has retained Funds Distributor, Inc. ("FDI"), a registered broker-dealer, to serve as the co-administrator and distributor for the Fund. Under a Co-Administration Agreement between FDI and the Portfolio, FDI provides administrative services necessary for the operations of the Portfolio, furnishes office space and facilities required for conducting the business of the Portfolio and pays the compensation of the Portfolio's officers affiliated with FDI. The Portfolio has agreed to pay FDI fees equal to its allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The portion of this charge payable by the Portfolio is determined by the proportionate share that its net assets bear to the net assets of the Trust and certain other investment companies for which FDI provides similar services.

    FUND SERVICES--The Portfolio has a Fund Services Agreement with Pierpont Group, Inc. ("PGI") to assist the Trustees in exercising their overall supervisory responsibilities for the Portfolio's affairs. The Trustees of the Portfolio represent all the existing shareholders of PGI.

    TRUSTEES--Each Trustee receives an aggregate annual fee of $75,000 for serving on the boards of the Trust, the J.P. Morgan Funds, the J.P. Morgan Institutional Funds, and other registered investment companies in which they invest. The Trustees' Fees and Expenses shown in the financial statements represent the Fund's allocated portion of the total Trustees' fees and expenses. The Trust's Chairman and Chief Executive Officer also serves as Chairman of PGI and receives compensation and employee benefits from PGI. The allocated portion of such compensation and benefits included in the Fund Services Fee shown on the Statement of Operations was $900.

--------------------------------------------------------------------------------
3. INVESTMENT TRANSACTIONS

    During the year ended November 30, 2000, the Portfolio purchased $413,928,411 of investment securities and sold $365,751,157 of investment securities other than U.S. government securities and short-term investments. There were no purchases or sales of U.S. government securities.

--------------------------------------------------------------------------------
4. CREDIT AGREEMENT

    The Portfolio is party to a revolving line of credit agreement (the "Agreement") as discussed more fully in Note 3 of the Fund's Notes to the Financial Statements which are included elsewhere in this report.

--------------------------------------------------------------------------------
5. SUBSEQUENT EVENT

    The merger of J.P. Morgan & Co. Incorporated, the former parent company of the Fund's adviser, J.P. Morgan Investment Management, Inc. ("JPMIM"), with and into The Chase Manhattan Corporation was consummated on December 31, 2000. J.P. Morgan Chase & Co. will be the new parent company of JPMIM, which will continue to serve as the Fund's adviser.

[back cover]

J.P. MORGAN FUNDS - ADVISOR SERIES
       Disciplined Equity Fund
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       International Equity Fund
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       International Opportunities Fund
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       U.S. Small Company Fund
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       U.S. Small Company Opportunities Fund
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       U.S. Equity Fund
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       Diversified Fund
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       Bond Fund
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       For more information on the J.P. Morgan
           Funds - Advisor Series, call
           J.P. Morgan  Funds Services at (800) 766-7722.
           ---------------------------------------------------------------------

Morgan Guaranty Trust Company                                     MAILING
500 Stanton Christiana Road                                     INFORMATION
Newark, Delaware 19713-2107

IN-SAN-24251   0101